Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	$ 369,300	$ 151,400
Long-term unsecured borrowings (including current portion)	46,500	52,500
Lease liabilities	11,675	15,860
Guarantee deposits	66,631	55,215
Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings	0	0	$ 0
Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	369,300	151,400	$ 104,000
Not later than Six months
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	369,658	111,582
Lease liabilities	2,188	2,460
Guarantee deposits	14,532	1,165
Total	390,668	118,374
Not later than Six months | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	4,290	3,167
Later than six months and not later than one year
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	0	40,019
Lease liabilities	2,166	2,298
Guarantee deposits	0	0
Total	6,325	45,476
Later than six months and not later than one year | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	4,159	3,159
Later than one year and not later than two years
Non derivative financial Liabilities [Abstract]
Lease liabilities	4,868	3,881
Guarantee deposits	52,099	5,840
Total	65,026	16,008
Later than one year and not later than two years | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	8,059	6,287
Later than two years and not later than five years
Non derivative financial Liabilities [Abstract]
Lease liabilities	2,693	7,513
Guarantee deposits		48,210
Total	24,879	74,347
Later than two years and not later than five years | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	22,186	18,624
Later than five years
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	0	0
Lease liabilities	0	22
Guarantee deposits	0	0
Total	17,740	22,800
Later than five years | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	17,740	22,778
Contractual Cash Flows
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	369,658	151,601
Lease liabilities	11,915	16,174
Guarantee deposits	66,631	55,215
Total	504,638	277,005
Contractual Cash Flows | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	$ 56,434	$ 54,015